Nonexempt Party-In-Interest Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
EBP 001 | EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant contributions remitted late to the plan	$ 1,737